Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Research and development	$ 2	$ 30	$ 11	$ 158	$ 199	$ 812
General and administrative	126	185	342	293	432	573
Total operating expenses	128	215	353	451	631	1,385
Financial expenses, net	44	29	249	88	285	92
Net loss	$ 172	$ 244	$ 602	$ 539	$ 916	$ 1,477
Net loss per share:
Basic and diluted loss per share	$ 0.02	$ 0.02	$ 0.06	$ 0.05	$ 0.09	$ 0.14
Weighted average number of Common Stocks used in computing basic and diluted net loss per share	10,441,251	10,441,251	10,441,251	10,441,251	10,441,251	10,441,251
Available-for-sale investments:
Changes in net unrealized (gain) loss from investment in Parent Company		$ (7)		$ 62	$ (34)	$ 136
Total other comprehensive loss		(7)		62	(34)	136
Comprehensive loss	$ 172	$ 237	$ 602	$ 601	$ 882	$ 1,613